SHORT-TERM AND LONG-TERM BORROWINGS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Debt Instrument
Short term and long term borrowings from commercial banks or other institutions	¥ 312,560	¥ 353,654
Weighted average interest rate for outstanding borrowings (in percentage)	5.90%	5.60%
Loan recognized as a result of payment under the guarantee
Debt Instrument
Secured current portion of long-term borrowings	¥ 79,600
Amount of assets pledged	¥ 95,800
Short-term borrowings
Debt Instrument
Fixed annual interest rate (in percentage)	8.20%
Short-term borrowings		¥ 6,720
Current portion of long-term borrowings
Debt Instrument
Current portion of long-term borrowings	¥ 79,560	112,349
Current portion of long-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	5.90%
Current portion of long-term borrowings | Maximum
Debt Instrument
Fixed annual interest rate (in percentage)	10.30%
Long-term borrowings
Debt Instrument
Long-term borrowings	¥ 233,000	¥ 234,585
Long-term borrowings | Minimum
Debt Instrument
Fixed annual interest rate (in percentage)	5.00%
Term (in years)	2 years
Long-term borrowings | Maximum
Debt Instrument
Fixed annual interest rate (in percentage)	6.70%
Term (in years)	3 years